Cover	Jul. 11, 2025	Jul. 09, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jul. 09, 2025
Registrant Name		Sable Offshore Corp.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-40111
Entity Tax Identification Number		85-3514078
Entity Address, Address Line One		845 Texas Avenue
Entity Address, Address Line Two		Suite 2920
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77002
City Area Code		713
Local Phone Number		579-6161
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, par value $0.0001
Trading Symbol		SOC
Security Exchange Name		NYSE
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Central Index Key		0001831481
Signature Date	Jul. 11, 2025